Document and Entity Information	May 16, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Tesla Inc. ("Tesla”) is filing this Amendment (this “Amendment”) on Form 8-K/A, to Tesla’s Current Report on Form 8-K, originally filed with the Securities and Exchange Commission on May 22, 2023 (the “Original Report”). The Original Report was filed to report the results of the matters submitted to a vote by Tesla’s stockholders at its 2023 Annual Meeting of Stockholders held on May 16, 2023 (the “2023 Annual Meeting”). The sole purpose of this Amendment is to disclose, in accordance with Item 5.07(d) of Form 8-K, Tesla’s decision as to how frequently it will conduct future stockholder advisory votes regarding executive compensation.
Document Period End Date	May 16, 2023
Entity Registrant Name	Tesla, Inc.
Entity Central Index Key	0001318605
Entity Emerging Growth Company	false
Entity File Number	001-34756
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	91-2197729
Entity Address, Address Line One	1 Tesla Road
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78725
City Area Code	512
Local Phone Number	516-8177
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common stock
Trading Symbol	TSLA
Name of each exchange on which registered	NASDAQ